Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ (14,835)	€ (24,155)	€ 5,015
Profit or loss for the year	15,500	13,744	12,183
Adjustments made to obtain the cash flows from operating activities	31,347	28,361	26,948
Depreciation and amortisation cost	3,178	3,179	3,086
Other adjustments	28,169	25,182	23,862
Net increase/(decrease) in operating assets	119,257	117,996	74,982
Financial assets held-for-trading	25,776	62,460	18,332
Non-trading financial assets mandatorily at fair value through profit or loss	1,867	31	286
Financial assets at fair value through profit or loss	146	(1,850)	874
Financial assets at fair value through other comprehensive income	(6,733)	10,225	(4,470)
Financial assets at amortized cost	97,964	45,995	60,525
Other operating assets	237	1,135	(565)
Net increase/(decrease) in operating liabilities	62,529	57,616	46,080
Financial liabilities held-for-trading	20,654	34,256	5,450
Financial liabilities designated at fair value through profit or loss	5,858	(3,854)	(11)
Financial liabilities at amortized cost	35,719	34,164	40,138
Other operating liabilities	298	(6,950)	503
Income tax recovered/(paid)	(4,954)	(5,880)	(5,214)
CASH FLOWS FROM INVESTING ACTIVITIES	534	(3,712)	(5,366)
Payments	7,925	11,355	15,056
Tangible assets	5,854	8,494	11,446
Intangible assets	1,805	2,104	2,197
Investments	79	686	139
Subsidiaries and other business units	187	71	1,274
Non-current assets held for sale and associated liabilities	0	0	0
Other payments related to investing activities	0	0	0
Proceeds	8,459	7,643	9,690
Tangible assets	5,206	5,966	7,074
Intangible assets	0	0	0
Investments	749	681	814
Subsidiaries and other business units	54	8	885
Non-current assets held for sale and associated liabilities	2,450	988	917
Other proceeds related to investing activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	(14,203)	(5,510)	(2,058)
Payments	17,743	14,045	10,187
Dividends	3,341	3,017	2,261
Subordinated liabilities	8,822	4,096	2,931
Redemption of own equity instruments	0	751	0
Acquisition of own equity instruments	4,081	4,038	3,109
Other payments related to financing activities	1,499	2,143	1,886
Proceeds	3,540	8,535	8,129
Subordinated liabilities	2,287	7,001	7,007
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	815	765	825
Other proceeds related to financing activities	438	769	297
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(8,908)	5,243	(322)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(37,412)	(28,134)	(2,731)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	192,208	220,342	223,073
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	154,796	192,208	220,342
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF THE YEAR
Cash	7,357	9,253	8,621
Cash equivalents at central banks	135,330	170,914	199,932
Other financial assets	9,594	12,041	11,789
Less, bank overdrafts refundable on demand	0	0	0
TOTAL CASH AND CASH EQUIVALENTS AT END OF THE YEAR (EXCLUDING ENTITIES ON SOLD)	152,281	192,208	220,342
In which, restricted cash	0	0	0
TOTAL CASH AND CASH EQUIVALENTS AT END OF PERIOD ASSOCIATED WITH NON-CURRENT ASSETS HELD FOR SALE	€ 2,515	€ 0	€ 0